N-2	12 Months Ended
Mar. 31, 2025 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0002045371
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	Corient Registered Alternatives Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund’s investment objective is to seek long-term capital appreciation and, to a lesser extent, income. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternatives investments and investments with exposure to alternatives investments. For purposes of this policy, alternatives investments include, without limitation:

•   direct primary private equity investments and co-investments and secondary purchases of such investments (“PE Assets”), with such assets selected by the Subadviser in accordance with its co-investment policies and procedures;

•   unlisted business development companies and real estate investment trusts;

•   private funds not registered as investment companies (hedge funds, private equity funds and private credit/debt funds); and

•   other registered investment companies, whether private or public, that invest in the above private markets investments.

Risk Factors [Table Text Block]

The Fund is subject to substantial risks — including market risks, strategy risks and Investment Fund manager risks. Private Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in private Investment Funds. While the Advisers will attempt to moderate any risks of securities activities of the Investment Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Advisers will not have any control over the Investment Fund managers, thus there can be no assurances that an Investment Fund manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund’s investing activities and those of the Investment Funds expose the Fund to various types of financial risks that are associated with the financial instruments and markets in which they invest. These financial risks include credit risk, liquidity risk and market risk (including foreign currency risk, interest rate risk and other price risks). The Fund’s overall risk management program focuses on minimizing potential adverse effects on the Fund’s performance resulting from these financial risks. The Fund attempts to manage these financial risks on an aggregate basis along with other risks associated with its investing activities.

a. Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

b. Credit and Counterparty Risk

There is a risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, or a borrower of an underlying fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation.

Investment Funds that invest in below-investment-grade securities, also called non-investment grade bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk.

While Adviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

c. Co-Investment Risk

As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the lead private equity investors that generally have a greater degree of control over such investments.

d. Debt Securities Risk

The Fund may invest in fixed income securities and other debt securities, directly or through its investments in Investment Funds. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities that rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.

e. Investment Funds not Registered Risk

The Fund is registered as an investment company under the 1940 Act. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Investment Fund managers may not be registered as investment advisers under the Advisers Act.

f. Loans Risk

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

g. Nature of Portfolio Companies

The Fund’s investments will include direct and indirect investments in portfolio companies. Because portfolio companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these portfolio companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the portfolio companies in which the Fund invests.

h. Portfolio Fund Valuation Risk

The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Fund managers of such Investment Funds which valuations are generally not audited. A majority of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be valued by the Investment Fund managers.

Shareholders should be aware that situations involving uncertainties as to the valuations by Investment Fund managers could have a material adverse effect on the Fund if the Investment Fund manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect.

i. Restricted and Illiquid Investments

The Fund will invest a portion of the value of its total assets in restricted securities and other investments that are illiquid. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

Market Disruption and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Credit and Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Credit and Counterparty Risk

There is a risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, or a borrower of an underlying fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation.

Investment Funds that invest in below-investment-grade securities, also called non-investment grade bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk.

While Adviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Co-Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Co-Investment Risk

As a co-investor, the Fund may have interests or objectives that are inconsistent with those of the lead private equity investors that generally have a greater degree of control over such investments.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Debt Securities Risk

The Fund may invest in fixed income securities and other debt securities, directly or through its investments in Investment Funds. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities that rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities that are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.

Investment Funds not Registered Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Funds not Registered Risk

The Fund is registered as an investment company under the 1940 Act. However, most of the Investment Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Investment Fund managers may not be registered as investment advisers under the Advisers Act.

Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Loans Risk

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Nature of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Nature of Portfolio Companies

The Fund’s investments will include direct and indirect investments in portfolio companies. Because portfolio companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Adviser and its agents perform due diligence on these portfolio companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the portfolio companies in which the Fund invests.

Portfolio Fund Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Portfolio Fund Valuation Risk

The valuation of the Fund’s investments in Investment Funds is ordinarily determined based upon valuations provided by the Investment Fund managers of such Investment Funds which valuations are generally not audited. A majority of the securities in which the Investment Funds invest will not have a readily ascertainable market price and will be valued by the Investment Fund managers.

Shareholders should be aware that situations involving uncertainties as to the valuations by Investment Fund managers could have a material adverse effect on the Fund if the Investment Fund manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect.

Restricted and Illiquid Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Restricted and Illiquid Investments

The Fund will invest a portion of the value of its total assets in restricted securities and other investments that are illiquid. The Adviser may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

Class I Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share | $ / shares	$ 10.18	[1],[2]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Authorized [Shares] | shares	16,237,411

[1]	Per share data is computed using the average shares method
[2]	The Fund commenced operations on February 3, 2025.